Initial Public Offering - Additional Information (Detail) - $ / shares			9 Months Ended	12 Months Ended
	Jul. 13, 2023	Jan. 18, 2022	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Shares issued, price per share		$ 10
Class of warrant or right, exercise price of warrants or rights		$ 11.5	$ 11.5	$ 11.5
Purchase of ordinary share		1	1	1
Common Class A [Member]
Initial Public Offering [Line Items]
Stock issued during period, shares	4,743,749		4,743,749	4,743,749
IPO [Member]
Initial Public Offering [Line Items]
Stock issued during period, shares		18,975,000	18,975,000	18,975,000
Shares issued, price per share			$ 10	$ 10
IPO [Member] | U.S. government securities [Member]
Initial Public Offering [Line Items]
Shares issued, price per share			10.1	10.1
IPO [Member] | Public Warrant [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 11.5	$ 11.5
Purchase of ordinary share			1	1